Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Electric equipment [Member]
Estimated useful life	3 years
Leasehold improvement [Member]
Leasehold improvement, description	Shorter of useful life or lease term
Office equipment and furniture [Member] | Minimum [Member]
Estimated useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Estimated useful life	5 years